UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:  28-13654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   Nov 1, 2010

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  22981



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Inc	               COM	        00206R102      210     7349 SH	     SOLE		      7349
Activision Blizzard Inc	       COM	        00507V109      438    40452 SH	     SOLE		     40452
Advance auto Parts Inc         COM	        00751Y106      238     4053 SH	     SOLE		      4053
Affymax Inc.	               COM	        00826A109      394    66214 SH	     SOLE		     66214
Amedisys Inc.	               COM	        023436108      228     9572 SH	     SOLE		      9572
Apache Corp	               COM	        00185E106      211    37224 SH	     SOLE		     37224
Apple Computer, Inc            COM	        037833100      407     1436 SH	     SOLE		      1436
Arris Group Inc.	       COM	        04269Q100      463    47405 SH	     SOLE		     47405
CVB Financial Corp.	       COM	        126600105      342    45523 SH	     SOLE		     45523
Chevron Corporation	       COM	        166764100      616     7600 SH	     SOLE		      7600
Cisco Systems Inc	       COM	        17275R102      565    25790 SH	     SOLE		     25790
Citigroup Inc	               COM	        172967101      183    46682 SH	     SOLE		     46682
Coca Cola	               COM	        191216100      351     6001 SH	     SOLE		      6001
Comtech Telecommunications     COM	        205826209      229     8367 SH	     SOLE		      8367
Conagra Foods Inc	       COM	        205887102      269    12238 SH	     SOLE		     12238
ConocoPhillips	               COM	        20825C104      249     4343 SH	     SOLE		      4343
Cubic Corp	               COM	        229669106      402     9844 SH	     SOLE		      9844
DG Fastchannel Inc	       COM	        23326R109      507    23305 SH	     SOLE		     23305
Dress Barn Inc	               COM	        261570105      461    19398 SH	     SOLE		     19398
Eli Lilly & Co	               COM	        532457108      238     6528 SH	     SOLE		      6528
Emerson Electric Co	       COM	        291011104      257     4887 SH	     SOLE		      4887
Excel Maritime Carriers Ltd    COM	        V3267N107      187    33186 SH	     SOLE		     33186
Exxon Mobil Corp	       COM	        30231G102      639    10346 SH	     SOLE		     10346
Force Protection Inc	       COM	        345203202      275    54527 SH	     SOLE		     54527
Freeport-McMoRan Cop & Gld Inc COM	        35671D857      201     2352 SH	     SOLE		      2352
Furmanite Corp	               COM	        361086101      175    35782 SH	     SOLE		     35782
Google Inc.	               COM	        38259P508      635     1208 SH	     SOLE		      1208
Great Lakes Drege & Docks Co   COM	        390607109      168    28989 SH	     SOLE		     28989
Harman International	       COM	        413086109      244     7307 SH	     SOLE		      7307
Harris Corp.	               COM	        413875105      462    10433 SH	     SOLE		     10433
Humana Inc	               COM	        444859102      422     8391 SH	     SOLE		      8391
Intel Corporation	       COM	        458140100      607    31595 SH	     SOLE		     31595
International Bancshares Crp   COM	        459044103      195    11519 SH	     SOLE		     11519
Investment Technology Group    COM	        46145F105      212    14939 SH	     SOLE		     14939
J Crew Group Inc	       COM	        46612H402      227     6759 SH	     SOLE		      6759
Johnson & Johnson	       COM	        478160104      528     8528 SH	     SOLE		      8528
Jpmorgan Chase & Co	       COM	        46625H100      690    18134 SH	     SOLE		     18134
Manhattan Associates Inc       COM	        562750109      321    10929 SH	     SOLE		     10929
McDonald's Corp	               COM	        580135101      289     3872 SH	     SOLE		      3872
Microsoft	               COM	        594918104      798    32575 SH	     SOLE		     32575
Nash Finch Co.	               COM	        631158102      355     8349 SH	     SOLE		      8349
Neutral Tandem Inc	       COM	        64128B108      181    15127 SH	     SOLE		     15127
Oceaneering Interntl Inc       COM	        675232102      239     4429 SH	     SOLE		      4429
Oshkosh Truck Corporation      COM	        688239201      477    17347 SH	     SOLE		     17347
Philip Morris Interntl Inc     COM	        718172109      341     6082 SH	     SOLE		      6082
Photronics Inc	               COM	        719405102       54    10273 SH	     SOLE		     10273
Platinum Underwriters Holdings COM	        G7127P100      400     9200 SH	     SOLE	              9200
Procter & Gamble Company       COM	        742718109      325     5415 SH	     SOLE	     	      5415
SEI Investments Company	       COM	        784117103      284    13971 SH	     SOLE		     13971
SXC Health Solutions Corp      COM	        78505P100      288     7889 SH	     SOLE		      7889
Sourcefire Inc	               COM	        83616T108      402    13942 SH	     SOLE		     13942
Sprint Nextel Corp	       COM	        852061100      103    22288 SH	     SOLE		     22288
Symantec Corp	               COM	        871503108      479    31671 SH	     SOLE		     31671
Synovis Life Technologies      COM	        87162G105      376    25183 SH	     SOLE		     25183
Timberland Co- Cl A	       COM	        887100105      328    16556 SH	     SOLE		     16556
URS Corp	               COM	        903236107      424    11159 SH	     SOLE		     11159
Verizon Communications Inc     COM	        92343V104      237     7258 SH	     SOLE		      7258
WW Grainger Inc	               COM	        384802104      249     2092 SH	     SOLE		      2092
Walmart Stores Inc.	       COM	        931142103      484     9039 SH	     SOLE		      9039
Washington Post Co Cl B	       COM	        939640108      266      665 SH	     SOLE		       665
Wells Fargo & Co	       COM	        949746101      356    14190 SH	     SOLE		     14190
Werner Enterprises Inc	       COM	        950755108      466    22721 SH	     SOLE		     22721
Wilshire Bancorp Inc	       COM	        97186T108      166    25436 SH	     SOLE		     25436
Hansen Natural Corp.	       ETF	        411310105      263     5650 SH	     SOLE		      5650
Utilities Select Sctr SPDR Fd  ETF	        81369Y886      905    28836 SH	     SOLE		     28836

